Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Aggregate maximum exposures under Administrative Services Contracts to banks for funding claims paid to customers	$ 250,000,000
Contractual obligations to maintain the required level of separate account assets for specific pensions annuities	3,900,000,000	3,800,000,000
Rental expenses for operating leases of office space and certain computer and other equipment	133,000,000	152,000,000	170,000,000
Operating Leases, Future Minimum Payments Due [Abstract]
2012	131,000,000
2013	103,000,000
2014	83,000,000
2015	50,000,000
2016	32,000,000
Funding Requirements For Partnerhips Investments And Commercial Mortgage Loans [Abstract]
2012	133,000,000
2013	75,000,000
2014	43,000,000
2015	25,000,000
2016	$ 17,000,000